LEASE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Right of Use Asset

a. Right-of-use assets

	2019
(in US$ thousands)	Cost	Accumulated depreciation	Net
Recognition of right-of-use assets upon adoption of ASC 842 at beginning of year (Note 1)	$1,056	$—	$1,056
Recognition of impairment upon adoption of ASC 842 at beginning of year (Note 1)	(1,056)	—	(1,056)
Balance at end of year	$—	$—	$—

Summary of Lease Liabilities	b. Lease liabilities
	December 31
(in US$ thousands)	2019	2020
Carrying amount:
Current portion (classified under other current liabilities)	$498	$95
Noncurrent portion	94	3
	$592	$98

Supplemental Disclosures of Cash Flow Information Related to Leases

Supplemental disclosures of cash flow information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2019	2020
Cash paid for operating leases	$510	$533
Right-of-use assets obtained in exchange for operating lease liabilities	1,056	—

Reconciliation of Undiscounted Cash Flows to Operating Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2020:

(in US$ thousands)	Operating Leases
Year
2021	$96
2022	1
2023	1
2024	1
2025	—
Total minimum lease payments	99
Less: amount of lease payments representing interest	(1)
Present value of future minimum lease payments	98
Less: current obligation under leases	(95)
Non-current lease obligations	$3
The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2020:
(in US$ thousands)	Amount
2021	$96
2022	1
2023	1
2024	1
2025 and after	—
$99

Schedule of Future Minimum Lease Payments Under Lease Agreements

We have elected the transition option under ASU 2016-02 and continued to apply the prior accounting standard for leases, including the disclosure requirements, in the comparative periods. Future minimum lease payments due under those lease agreements as of December 31, 2018, were as follows:

(in US$ thousands)	December 31, 2018
Not later than 1 year	$450
Later than 1 year and not later than 5 years	504
Later than 5 years	—
Balance at end of year	$954